Schedule of Minimum Future Rental Payments under Non-Cancelable Operating and Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Other Commitments [Line Items]
2014	$ 194
2015	94
2016	25
2017	16
2018	4
Thereafter
Minimum lease payments	333
Less current portion of minimum lease payments	(264)
Less interest	(22)
Long term portion of capital leases	47
Minimum lease payments	333
2014	5,333
2015	9,374
2016	4,636
2017	2,844
2018	1,833
Thereafter	3,222
Minimum lease payments	$ 27,242